Revenue and other operating income (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Schedule of revenue sources

(in thousands of USD)	2022				2021
	Tankers	FSO	Less: Equity-accounted investees	Total	Tankers	FSO	Less: Equity-accounted investees	Total

Pool Revenue	359,926	—	(6)	359,920	136,160	—	11	136,171
Spot Voyages	377,900	—	(540)	377,360	215,158	—	(2,890)	212,268
Revenue from contracts with customers	737,826	—	(546)	737,280	351,318	—	(2,879)	348,439

Time Charters	72,296	66,297	(21,204)	117,389	71,331	50,132	(50,132)	71,331
Lease income	72,296	66,297	(21,204)	117,389	71,331	50,132	(50,132)	71,331

Total revenue	810,122	66,297	(21,750)	854,669	422,649	50,132	(53,011)	419,770

Other operating income	—	—	—	15,141	—	—	—	10,255